Variable Interest Entities - Summarized Financial Information of Equity Method Investees (Details) - Investment funds - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Assets	$ 40,120	$ 52,637
Liabilities	5,886	7,167
Equity	34,234	45,470
Net income	$ 1,686	$ 5,966	$ 8,418